ADVANCES, NON-CONVERTIBLE NOTES PAYABLE, AND PPP NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Advances Non-convertible Notes Payable And Ppp Note Payable
SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2022.

	Principal (Current)	Principal (Long Term)
GM Financial (Issued April 11, 2022)	$18,546	$49,457
Non-Convertible Note (Issued March 8, 2019)	5,000	-
Sheppard Mullin Resolution Agreement (Issued September 23, 2021)	40,000	-
Deed of Trust Note (Issued September 1, 2022)	53,712	542,242
Deed of Trust Note (Issued September 1, 2022)	53,712	542,242
Equipment Finance Note (Issued April 21, 2022)	231,120	681,460
Equipment Finance Note (Issued September 14, 2022)	993,564	1,821,534
Equipment Finance Note (Issued November 28, 2022)	230,320	1,309,310
Equipment Finance Note (Issued November 28, 2022)	233,510	1,326,580
Equipment Finance Note (Issued November 28, 2022)	239,120	1,358,740
Equipment Finance Note (Issued December 15, 2022)	222,465	1,334,970
Debt Discount	(500,250)	(1,965,113)
Total Principal of Non-Convertible Notes	$1,820,819	$7,001,422

SCHEDULE OF PRINCIPAL PAYMENTS DUE ON NON-CONVERTIBLE NOTES

Total principal payments due on non-convertible notes 2023 through 2027 and thereafter is as follows:

Year ended December 31,
2023	$2,321,069
2024	2,368,205
2025	2,202,611
2026	1,336,121
2027	1,327,466
Thereafter	1,732,133